COMMON SHARES (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common shares, shares outstanding	138,890,287	138,860,287
Class A Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding	73,251,730	67,547,921
Class B Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding	65,638,557	71,312,366